Guggenheim Municipal Income Fund Average Annual Total Returns - Class R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.25%	0.80%	2.34%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		5.46%	0.09%	1.93%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.08%	(1.16%)	0.77%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.21%	(0.46%)	0.98%

[1]	Bloomberg Municipal Bond Index is an index considered representative of the broad market for tax-exempt investment-grade municipal bonds. Bonds in the index have remaining maturities of at least one year.